UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-22891

                   Little Harbor Multistrategy Composite Fund
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               (Exact name of registrant as specified in charter)

                   Little Harbor Multistrategy Composite Fund
                                 30 Doaks Lane
                        Marblehead, Massachusetts, 01945
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Registrant's Telephone Number, including Area Code: (781)639-3000

                             Randall Carrigan, Esq.
             Managing Principal, Chief Legal and Compliance Officer
                          Little Harbor Advisors, LLC
                                 30 Doaks Lane
                        Marblehead, Massachusetts, 01945
            ---------------------------------------------------------
                     (Name and address of agent for service)

                                    COPY TO:
                                John Hunt, Esq.
                          Nutter, McClennen & Fish LLP
                             155 Seaport Boulevard
                          Boston, Massachusetts 02210

                       Date of fiscal year end: March 31

             Date of reporting period: July 1, 2014 - June 30, 2015

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                               PROXY VOTING RECORD

There are no voting records to report for the period July 1, 2014 - June 30, 2015.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                 Little Harbor Multistrategy Composite Fund
                           ------------------------------------------

By (Signature and Title)*  /s/ John J. Hassett
                           ------------------------------------------
                           John J. Hassett, President,
                           (principle executive officer)

Date                       August 27, 2015